Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Summary Existing Swap Agreements
The table below summarizes existing swap agreements at February 28, 2013 and May 31, 2012:

(U.S. dollars and euros in millions)					Fair Value at	Fair Value at
		Notional			February 28, 2013	May 31, 2012
Structure	Currency	Amount	Effective Date	Termination Date	Asset (Liability)	Asset (Liability)
5 years	EUR	€230.0	September 25, 2007	September 25, 2012	$—	$(3.5)
5 years	EUR	40.0	March 25, 2008	March 25, 2013	(0.1)	(1.4)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.9)	(9.5)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.7)	(9.3)
5 years	USD	$585.0	September 25, 2007	September 25, 2012	—	(8.9)
5 years	USD	190.0	March 25, 2008	March 25, 2013	(0.4)	(4.2)
5 years	USD	325.0	December 26, 2008	December 25, 2013	(5.4)	(9.0)
5 years	USD	195.0	September 25, 2009	September 25, 2014	(8.0)	(10.5)
2 years	USD	190.0	March 25, 2013	March 25, 2015	(2.1)	(1.0)
3 years	USD	270.0	December 27, 2013	September 25, 2016	(6.3)	(3.8)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(11.3)	(8.0)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(11.2)	(7.9)
Credit valuation adjustment					1.8	0.8
Total interest rate instruments					$(66.6)	$(76.2)

The table below summarizes existing swap agreements:

(U.S. dollars and euros in millions)
Structure	Currency	Notional Amount	Effective Date	Termination Date	Fair Value at May 31, 2012 Asset (Liability)	Fair Value at May 31, 2011 Asset (Liability)
4 years	EUR	€75.0	September 25, 2007	September 25, 2011	$—	$(1.7)
4 years	EUR	40.0	March 25, 2008	March 25, 2012	—	(1.4)
5 years	EUR	230.0	September 25, 2007	September 25, 2012	(3.5)	(13.6)
5 years	EUR	40.0	March 25, 2008	March 25, 2013	(1.4)	(2.5)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(9.5)	—
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(9.3)	—
4 years	USD	$195.0	September 25, 2007	September 25, 2011	—	(3.1)
4 years	USD	140.0	March 25, 2008	March 25, 2012	—	(3.0)
5 years	USD	585.0	September 25, 2007	September 25, 2012	(8.9)	(37.3)
5 years	USD	190.0	March 25, 2008	March 25, 2013	(4.2)	(9.3)
5 years	USD	325.0	December 26, 2008	December 25, 2013	(9.0)	(13.3)
5 years	USD	195.0	September 25, 2009	September 25, 2014	(10.5)	(12.2)
2 years	USD	190.0	March 25, 2013	March 25, 2015	(1.0)	—
3 years	USD	270.0	December 27, 2013	September 25, 2016	(3.8)	—
5 years	USD	350.0	September 25, 2012	September 25, 2017	(8.0)	—
5 years	USD	350.0	September 25, 2012	September 25, 2017	(7.9)	—
Credit valuation adjustment					0.8	0.6
Total interest rate instruments					$(76.2)	$(96.8)

Schedule of Interest Rate Swap
The tables below summarize the effective portion and ineffective portion of the Company’s interest rate swaps for the three and nine months ended February 28, 2013 and February 29, 2012:

(in millions)	Nine Months Ended
Derivatives in cash flow hedging relationship	February 28, 2013	February 29, 2012
Interest rate swaps:
Amount of gain (loss) recognized in OCI	$9.5	$17.4
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)	—	—
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)	—	—

The tables below summarize the effective portion and ineffective portion of the Company’s interest rate swaps for the years ended May 31, 2012 and 2011:

(n millions)
Derivatives in cash flow hedging relationship	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Interest rate swaps:
Amount of gain (loss) recognized in OCI	$20.5	$33.1	$18.5
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)	—	—	—
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)	—	—	—